Investments In Affiliated Companies, Partnership And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings (losses) of affiliated companies and partnerships	$ 12,604	$ 1,774	$ (2,222)
Impairment on affiliated company	4,400	3,700	17,500
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings (losses) of affiliated companies and partnerships	10,610	8,497	11,340
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings (losses) of affiliated companies and partnerships	435	(317)	(2,077)
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings (losses) of affiliated companies and partnerships	(837)	(3,696)	(6,275)
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings (losses) of affiliated companies and partnerships	$ (2,369)	$ (3,084)	$ (5,575)